Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Company and nature of operations. Washington Federal, Inc. is a Washington corporation headquartered in Seattle, Washington. The Company is a bank holding company that conducts its operations through a national bank subsidiary, Washington Federal, National Association. The Bank is principally engaged in the business of attracting deposits from businesses and the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate loans and commercial loans. As used throughout this document, the terms "Washington Federal" or the "Company" refer to Washington Federal, Inc. and its consolidated subsidiaries and the term "Bank" refers to the operating subsidiary Washington Federal, National Association. The Bank conducts its activities through a network of 235 offices located in Washington, Oregon, Idaho, Utah, Arizona, Nevada, New Mexico and Texas.
Basis of presentation and use of estimates. The Company’s accounting and financial reporting policies conform to accounting principles generally accepted in the United States of America (U.S. GAAP). Inter-company balances and transactions have been eliminated in consolidation. In preparing the consolidated financial statements, the Company makes estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and revenues and expenses during the reporting periods and related disclosures. The areas that require application of significant management judgments often result in the need to make estimates about the effect of matters that are inherently uncertain and may change in future periods. Actual results could differ materially from those estimates. Certain amounts in the financial statements from prior periods have been reclassified to conform to the current financial statement presentation. In certain instances, amounts in text are presented by rounding to the nearest thousand.
The Company's fiscal year end is September 30. All references to 2018, 2017 and 2016 represent balances as of September 30, 2018, September 30, 2017, and September 30, 2016, or activity for the fiscal years then ended.

Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale. Premiums and discounts on investments are deferred and recognized into income over the contractual life of the asset using the effective interest method.
Held-to-maturity securities are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities are accounted for at fair value. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported net of the related tax effect in the accumulated other comprehensive income component of stockholders' equity.
Realized gains and losses on securities sold as well as other than temporary impairment charges, if any, are shown on the Consolidated Statements of Operations under the Other Income heading. Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, market interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered.
Loans receivable. Loans that are performing in accordance with their contractual terms are carried at the unpaid principal balance, net of premiums, discounts and net deferred loan fees. Net deferred loan fees include nonrefundable loan origination fees less direct loan origination costs. Net deferred loan fees, premiums and discounts are amortized into interest income using either the interest method or straight-line method over the terms of the loans, adjusted for actual prepayments. In addition to fees and costs for originating loans, various other fees and charges related to existing loans may occur, including prepayment charges, late charges and assumption fees.
When a borrower fails to make a required payment on a loan, the Bank attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Bank may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Bank.
Restructured loans. The Bank will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure. Most troubled debt restructured ("TDR") loans are accruing and performing loans where the borrower has proactively approached the Bank about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of 100 to 200 bps for a specific term, usually six to 12 months. Interest-only payments may also be approved during the modification period. Principal forgiveness is generally not an available option for restructured loans. Before granting approval to modify a loan in a TDR, the borrower’s ability to repay is evaluated, including: current income levels and debt to income ratio, borrower’s credit score, payment history of the loan and updated evaluation of the secondary repayment source. The Bank also modifies some loans that are not classified as TDRs as the modification is due to a restructuring where the effective interest rate on the debt is reduced to reflect a decrease in market interest rates.
Non-accrual loans. Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Bank does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Bank expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower is not expected be able to meet contractual obligations.
If a consumer loan is on non-accrual status before becoming a TDR it will stay on non-accrual status following restructuring until it has been performing for at least six months, at which point it may be moved to accrual status. If a loan is on accrual status before it becomes a TDR, and management concludes that full repayment is probable based on internal evaluation, it will remain on accrual status following restructuring. If the restructured consumer loan does not perform, it is placed on non-accrual status when it is 90 days delinquent. For commercial loans, six consecutive payments on newly restructured loan terms are required prior to returning the loan to accrual status. In some instances, after the required six consecutive payments are made, management will conclude that collection of the entire principal and interest due is still in doubt. In those instances, the loan will remain on non-accrual.
Impaired loans. Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. Collateral-dependent impaired loans are measured using the fair value of the collateral less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
Allowance for loan losses. The Bank maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Bank's general methodology for assessing the appropriateness of the allowance is to apply a loss percentage factor to the different loan types. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs by loan type. The Bank uses an average of historical loss rates for each loan category multiplied by a loss emergence period. This is the likely period of time during which a residential or commercial loan borrower experiencing financial difficulties might deplete their cash prior to becoming delinquent on their loan, plus the period of time that it takes the Bank to work out the loans. The QLFs are based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions and the duration of the current business cycle. These factors are considered by loan type.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred. The Bank has also established a reserve for unfunded commitments.
The recovery of the carrying value of loans is susceptible to future market conditions beyond the Bank's control, which may result in losses or recoveries differing from those estimated.
Client derivatives. Interest rate swap agreements are provided to certain clients who desire to convert their obligations from variable to fixed interest rates. Under these agreements, the Bank enters into a variable-rate loan agreement with a customer in addition to a swap agreement, and then enters into a corresponding swap agreement with a third party in order to offset its exposure on the customer swap agreement. As the interest rate swap agreements with the customers and third parties are not designated as accounting hedges under FASB ASC 815, the instruments are marked to market in earnings. The change in fair value of the offsetting swaps are included in interest income and interest expense and there is no impact on net income. There is fee income earned on the swaps that is included in loan fee income.
Borrowing hedges. The Company has entered into interest rate swaps to convert a series of future short-term borrowings to fixed-rate payments. These interest rate swaps qualify as cash flow hedging instruments under ASC 815 so gains and losses are recorded in Other Comprehensive Income to the extent the hedge is effective. Gains and losses on the interest rate swaps are reclassified from OCI to earnings in the period the hedged transaction affects earnings and are included in the same income statement line item that the hedged transaction is recorded.
Commercial loan hedges. The Company has entered into interest rate swaps to hedge long term fixed rate commercial loans. These hedges qualify as fair value hedges under ASC 815 and provide for matching of the recognition of the gains and losses on the interest rate swap and the related hedged loan.
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.
Real estate owned. Real estate properties acquired through foreclosure of loans or through acquisitions are recorded initially at fair value less selling costs and are subsequently recorded at lower of cost or fair value. Any gains (losses) and maintenance costs are shown on the real estate acquired through foreclosure line item.
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. Other intangibles, including core deposit intangibles, are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis during the fourth quarter. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. The Bank amortizes the core deposit intangibles over their estimated lives using an accelerated method.
The table below provides detail regarding the Company's intangible assets.

	Goodwill	Core Deposit and Other Intangibles	Total
	(In thousands)
Balance at September 30, 2016	$291,503	$5,486	$296,989
Additions	1,650	1,720	3,370
Amortization	—	(1,677)	(1,677)
Balance at September 30, 2017	293,153	5,529	298,682
Additions (1)	8,215	6,595	14,810
Amortization (2)	—	(2,206)	(2,206)
Balance at September 30, 2018	$301,368	$9,918	$311,286

(1) During 2018, an immaterial correction was recorded related to acquisitions of insurance agency businesses in prior years. The balance sheet classification correction resulted in an increase in goodwill of $7,135,000 and finite-lived intangible assets of $5,106,000 and a corresponding decrease in other assets of $12,241,000.
(2) During 2018, an immaterial correction of $1,500,000 was recorded to amortization expense for intangible assets stemming from acquisitions of insurance agency businesses in prior years.

The table below presents the estimated future amortization expense of core deposit and other intangibles for the next five years.

Fiscal Year	Expense
(In thousands)
2019	$2,033
2020	1,990
2021	1,140
2022	804
2023	775

Income taxes. Income taxes are accounted for using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, a deferred tax asset or liability is determined based on the temporary differences between the financial statement and corresponding tax treatment of income, gains, losses, deductions or credits using enacted tax rates in effect for the year in which the differences are expected to reverse. The provision for income taxes includes current and deferred income tax expense based on net income adjusted for temporary and permanent differences such as depreciation, loan loss reserve, tax-exempt interest, and affordable housing tax credits. Reserves for uncertain tax positions, together with any related interest and penalties, if applicable, and amortization of affordable housing tax credit investments are recorded within income tax expense.
Accounting for stock-based compensation. We recognize in the statement of operations the grant-date fair value of stock options and other equity-based forms of compensation issued to employees over the employees' requisite service period (generally the vesting period). The requisite service period may be subject to performance conditions. Stock options and restricted stock awards generally vest ratably over three to ten years and are recognized as expense over that same period of time. The exercise price of each option equals the market price of the Company's common stock on the date of the grant, and the maximum term is ten years. No stock options were granted in 2018, 2017 or 2016.

Certain grants of restricted stock are subject to performance-based and market-based vesting as well as other approved vesting conditions and cliff vest based on those conditions. Compensation expense is recognized over the service period to the extent restricted stock awards are expected to vest. See Note N for additional information.
Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Regulatory matters. On February 28, 2018, pursuant to a Stipulation and Consent to the Issuance of a Consent Order (the “Consent Order”), the Office of the Comptroller of the Currency issued a Consent Order relating to the Bank, the terms of which are intended to further enhance its BSA program. Copies of the Stipulation and the Consent Order were filed with the SEC on March 1, 2018 as exhibits to the Company’s Current Report on Form 8-K. The Consent Order requires the Bank to create a BSA-focused action plan, supplement existing customer due diligence policies and procedures, perform a BSA risk assessment, perform a transaction activity look-back, enhance training, and complete independent testing. The Bank has not been informed that this action includes the assessment of a civil money penalty. The Bank is working cooperatively with the OCC to implement the necessary changes to comply with the provisions of the Consent Order.
Subsequent events. The Company has evaluated subsequent events for adjustment to or disclosure in the Company’s consolidated financial statements through the date of this report, and the Company has not identified any recordable or disclosable events, not otherwise reported in these consolidated financial statements or the notes thereto, except for the following.

On October 22, 2018, the Company issued a press release announcing a quarterly cash dividend of 18 cents per share to be paid on November 23, 2018, to common stockholders of record as of November 9, 2018. This is Washington Federal’s 143rd consecutive quarterly cash dividend.